CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Cash flows from operating activities
Net income	$ 171,561	1,064,472	477,727	89,177
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	10,965	68,035	44,963	29,074
Amortization of acquired intangible assets	2,030	12,598	4,707	3,369
Allowance for doubtful accounts	4,532	28,120	31,987	6,884
Loss on disposal of property and equipment	10	61	1	7
Impairment of an equity investment			899
Impairment of a cost investment	645	4,000		453
Impairment of intangible assets	918	5,697		550
Share-based compensation	21,698	134,632	117,096	100,351
Share of income in equity method investments	(689)	(4,275)	(1,869)	(157)
Gain on disposal of an equity investment	(161)	(999)		(651)
Gain on disposal of a cost investment				(2,351)
Deferred income taxes, net	(7,374)	(45,751)	(35,414)	(19,316)
Foreign exchange losses (gains), net	1,676	10,399	(29,555)	4,153
Other non-operating income	(5,917)	(36,714)
Changes in operating assets and liabilities, net
Accounts receivable	(29,579)	(183,527)	(14,472)	(77,478)
Prepayments and other assets	(14,654)	(90,924)	(46,624)	(11,968)
Amounts due from related parties				(73)
Amounts due to related parties	4,553	28,252	36	1,734
Accounts payable	3,734	23,166	26,342	7,214
Deferred revenue	8,759	54,343	136,945	125,541
Advances from customers	2,350	14,578	12,034	5,062
Income tax payable	1,782	11,054	30,106	31,129
Accrued liabilities and other current liabilities	32,901	204,134	136,264	64,148
Net cash provided by operating activities	209,740	1,301,351	891,173	356,852
Cash flows from investing activities
Placements of short-term deposits	(861,286)	(5,343,934)	(1,529,090)	(1,040,302)
Maturities of short-term deposits	410,995	2,550,059	995,996	615,259
Placement of restricted short-term deposits	(24,981)	(155,000)
Maturities of restricted short-term deposits	8,864	55,000
Purchase of property and equipment	(28,764)	(178,470)	(55,606)	(60,881)
Purchase of intangible assets	(3,507)	(21,757)	(14,631)	(1,920)
Purchase of other non-current assets	(82,252)	(510,341)
Cash paid for equity investments	(2,418)	(15,000)	(11,000)	(1,000)
Cash paid for cost investments	(11,830)	(73,402)	(47,110)
Cash received from disposal of a cost investment			3,000	1,000
Cash received from disposal of an equity investment	252	1,563		2,000
Cash paid for business acquisition, net of cash acquired	(27,552)	(170,950)		(11,722)
Payment on behalf of a related party	(9,831)	(61,000)
Loans to related parties	(242)	(1,500)		(1,200)
Repayment of loans from related parties	242	1,500	1,000	2,500
Loans to employees and third parties	(5,723)	(35,512)	(3,770)	(2,930)
Repayment of loans from employees and third parties	730	4,531	1,560	660
Proceeds from disposal of property and equipment	25	158	48	32
Net cash used in investing activities	(637,278)	(3,954,055)	(659,603)	(498,504)
Cash flows from financing activities
Proceeds from exercise of vested share options	34	213	115
Proceeds from initial public offering (net of underwriters' commissions of US$6,593)				550,555
Payments of listing expenses			(5,802)	(27,815)
Proceeds from issuance of convertible bonds, net of issuance costs	387,221	2,402,549
Net cash provided by (used in) financing activities	387,255	2,402,762	(5,687)	522,740
Net increase (decrease) in cash and cash equivalents	(40,283)	(249,942)	225,883	381,088
Cash and cash equivalents at the beginning of the year	117,590	729,598	504,702	128,891
Effect of exchange rate changes on cash and cash equivalents	(746)	(4,628)	(987)	(5,277)
Cash and cash equivalents at the end of the year	76,561	475,028	729,598	504,702
Supplemental disclosure of cash flows information:
-Acquisition of property and equipment in form of accounts payable	4,112	25,514	7,653	5,911
-Income taxes paid	$ (30,458)	(188,979)	(95,259)	(17,228)